Cover Page	Dec. 31, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000007332
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 21, 2023
Entity Registrant Name	SOUTHWESTERN ENERGY CO
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08246
Entity Tax Identification Number	71-0205415
Entity Address, Address Line One	10000 Energy Drive
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389
City Area Code	832
Local Phone Number	796-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	SWN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false